Shareholder Fees - FidelityMarylandMunicipalIncomeFund-PRO	Oct. 30, 2023 USD ($)
FidelityMarylandMunicipalIncomeFund-PRO | Fidelity Maryland Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none